May 3, 2022

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

1933 ACT REGISTRATION NO. 333-19189

1940 ACT REGISTRATION NO. 811-08001

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Life Insurance Company Variable Annuity Separate Account (the “Separate Account”) certifies that:

a)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Separate Account’s registration statement on Form N-4; and

b)	the text of the most recent post-effective amendment to the Separate Account’s registration statement was filed electronically with the Commission via EDGAR on April 29, 2022.

Sincerely,

/s/ Christine Keithley Walker
Christine Keithley Walker
Counsel
(309) 766-0886